Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Basis for Preparation
Schedule of exchange rates of key currencies affecting the company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2024	2023	2024	2023	2022
Australian dollar	AUD	1.6772	1.6263	1.6399	1.6285	1.5174
Canadian dollar	CAD	1.4948	1.4642	1.4819	1.4596	1.3703
Swiss franc	CHF	0.9412	0.9260	0.9526	0.9717	1.0052
Pound sterling	GBP	0.8292	0.8691	0.8466	0.8699	0.8526
Japanese yen	JPY	163.06	156.33	163.82	151.94	138.01
U.S. dollar	USD	1.0389	1.1050	1.0821	1.0816	1.0539